T. ROWE PRICE Institutional Long Duration Credit Fund
August 31, 2022 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS 75.0%
Banking 11.0%
Bank of America, VR, 2.676%,
6/19/41 (1) 200 144
Bank of America, VR, 4.33%,
3/15/50 (1)(2) 305 275
Citigroup, 4.65%, 7/30/45  280 259
Goldman Sachs Group, 4.75%,
10/21/45  315 294
HSBC Holdings, 7.625%, 5/17/32  155 177
JPMorgan Chase, 5.625%, 8/16/43  205 214
JPMorgan Chase, VR, 3.882%,
7/24/38 (1) 430 377
Lloyds Banking Group, 4.344%, 1/9/48  200 162
M&T Bank, Series F, VR, 5.125% (1)(3) 140 130
Morgan Stanley, VR, 3.971%,
7/22/38 (1) 200 178
UBS Group, VR, 3.179%, 2/11/43 (1)
(4) 200 146
Wells Fargo Bank, 6.60%, 1/15/38  250 287
2,643
Basic Industry 3.2%
Dow Chemical, 4.80%, 5/15/49  190 174
Ecolab, 3.70%, 11/1/46  30 25
International Paper, 4.35%, 8/15/48 (2) 139 123
Newmont, 5.45%, 6/9/44  195 193
Nucor, 4.40%, 5/1/48  75 67
Southern Copper, 5.25%, 11/8/42  200 193
775
Brokerage Assetmanagers
Exchanges 0.8%
Nasdaq, 3.95%, 3/7/52 (2) 220 185
185
Capital Goods 5.1%
L3Harris Technologies, 4.854%,
4/27/35  280 274
Martin Marietta Materials, 4.25%,
12/15/47 (2) 305 257
Masco, 4.50%, 5/15/47 (2) 360 306
Raytheon Technologies, 4.45%,
11/16/38  145 137
Vulcan Materials, 4.50%, 6/15/47  130 116
Waste Connections, 2.95%,
1/15/52 (2) 175 126
1,216
Communications 13.5%
AT&T, 3.80%, 12/1/57  653 490
Charter Communications Operating,
3.70%, 4/1/51  200 135
Charter Communications Operating,
5.75%, 4/1/48  425 379
Comcast, 4.049%, 11/1/52 (2) 305 261
Cox Communications, 2.95%,
10/1/50 (4) 230 157
Crown Castle International, 4.75%,
5/15/47  185 167
Fox, 5.476%, 1/25/39  140 136
Magallanes, 5.05%, 3/15/42 (4) 135 111
Par/Shares $ Value
(Amounts in 000s)
‡
Rogers Communications, 4.35%,
5/1/49  175 148
Rogers Communications, 4.50%,
3/15/42 (4) 160 142
Time Warner Cable, 5.875%, 11/15/40  200 180
Verizon Communications, 2.987%,
10/30/56  686 461
Videotron, 5.125%, 4/15/27 (4) 70 66
Vodafone Group, 4.875%, 6/19/49  230 205
Vodafone Group, 5.00%, 5/30/38  195 185
3,223
Consumer Cyclical 0.3%
McDonald's, 4.20%, 4/1/50  90 80
80
Consumer Non-Cyclical 14.4%
AbbVie, 4.25%, 11/21/49  235 207
AbbVie, 4.50%, 5/14/35  200 190
Altria Group, 5.80%, 2/14/39  140 130
Anheuser-Busch, 4.90%, 2/1/46  380 360
Anheuser-Busch InBev Worldwide,
5.45%, 1/23/39  305 314
Banner Health, 2.913%, 1/1/51  115 85
Becton Dickinson & Company, 4.669%,
6/6/47  200 190
Biogen, 3.15%, 5/1/50  270 185
Centra Health, 4.70%, 1/1/48  190 172
Cigna, 3.875%, 10/15/47  370 301
CommonSpirit Health, 3.91%, 10/1/50  170 135
CommonSpirit Health, 4.187%,
10/1/49  135 111
CVS Health, 4.125%, 4/1/40  130 114
CVS Health, 5.05%, 3/25/48  465 448
Hackensack Meridian Health, 4.211%,
7/1/48  170 157
HCA, 4.375%, 3/15/42 (4) 80 65
Tyson Foods, 5.10%, 9/28/48 (2) 195 195
West Virginia United Health System
Obligated Group, Series 2018, 4.924%,
6/1/48  95 91
3,450
Electric 9.4%
Appalachian Power, 6.375%, 4/1/36  145 154
Berkshire Hathaway Energy, 6.125%,
4/1/36  300 330
Dominion Energy, Series F, 5.25%,
8/1/33  195 197
Duke Energy, 3.75%, 9/1/46  130 102
El Paso Electric, 5.00%, 12/1/44  110 104
Exelon, 4.10%, 3/15/52 (2)(4) 170 147
Florida Power & Light, 2.875%,
12/4/51  130 97
Kentucky Utilities, 4.375%, 10/1/45  200 183
Louisville Gas & Electric, 4.375%,
10/1/45  100 90
NextEra Energy Capital Holdings,
3.00%, 1/15/52  45 32
Pennsylvania Electric, 6.15%, 10/1/38  165 181
San Diego Gas & Electric, Series TTT,
4.10%, 6/15/49  55 49

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Southern, 4.25%, 7/1/36  430 392
Vistra Operations, 4.30%, 7/15/29 (4) 225 203
2,261
Energy 7.4%
Diamondback Energy, 4.25%, 3/15/52  170 140
Enbridge Energy Partners, 7.375%,
10/15/45  120 144
Energy Transfer, 6.50%, 2/1/42  195 198
Kinder Morgan Energy Partners,
6.95%, 1/15/38  195 211
Southern Natural Gas, 4.80%,
3/15/47 (4) 205 180
Spectra Energy Partners, 5.95%,
9/25/43  115 120
Suncor Energy, 4.00%, 11/15/47  310 261
Targa Resources, 4.95%, 4/15/52  80 69
Transcanada Trust, VR, 5.30%,
3/15/77 (1) 120 111
Transcontinental Gas Pipe Line, 4.60%,
3/15/48  275 251
Williams, 4.85%, 3/1/48  100 90
1,775
Finance Companies 1.0%
AerCap Ireland Capital, 3.40%,
10/29/33  300 235
235
Insurance 4.3%
Anthem, 4.375%, 12/1/47  355 331
Chubb INA Holdings, 2.85%,
12/15/51 (2) 100 73
Liberty Mutual Group, 4.85%,
8/1/44 (4) 180 163
Principal Financial Group, 6.05%,
10/15/36  235 258
Teachers Insurance & Annuity Assn. of
America, 4.90%, 9/15/44 (4) 200 194
1,019
Natural Gas 1.3%
NiSource, 3.95%, 3/30/48 (2) 260 215
Sempra Energy, 4.00%, 2/1/48 (2) 120 100
315
Real Estate Investment Trusts 1.4%
Essex Portfolio, 4.50%, 3/15/48  130 116
National Retail Properties, 4.80%,
10/15/48  235 214
330
Technology 0.7%
Fiserv, 4.40%, 7/1/49  185 160
160
Transportation 1.2%
Burlington Northern Santa Fe, 5.05%,
3/1/41  75 76
Canadian Pacific Railway, 3.10%,
12/2/51  125 92
CSX, 4.30%, 3/1/48  140 128
296
Total Corporate Bonds (Cost
$21,931) 17,963
Par/Shares $ Value
(Amounts in 000s)
‡
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 3.1%
Owned No Guarantee 0.4%
Petroleos Mexicanos, 5.50%, 6/27/44  175 103
103
Sovereign 2.7%
Republic of Panama, 4.50%, 1/19/63  200 152
State of Qatar, 4.40%, 4/16/50 (4) 200 197
United Mexican States, 4.40%, 2/12/52  400 307
656
Total Foreign Government
Obligations & Municipalities (Cost
$946) 759
MUNICIPAL SECURITIES 7.7%
Florida 1.4%
Florida Dev. Finance, Nova
Southeastern Univ., Series B, 4.109%,
4/1/50  125 104
Miami-Dade County Transit System,
Build America, Series B, Build
America, 5.624%, 7/1/40  200 220
Miami-Dade County Water & Sewer
System, Series C, 3.49%, 10/1/42  25 21
345
Georgia 0.9%
Municipal Electric Auth. of Georgia,
Build America, Vogtle Units, 6.655%,
4/1/57  193 225
225
Illinois 0.4%
Illinois Municipal Electric Agency, Build
America, 6.832%, 2/1/35  75 85
85
Louisiana 0.4%
Louisiana Local Government
Environmental Fac., CDA, Series A,
4.475%, 8/1/39  90 89
89
Maryland 0.6%
Maryland Economic Development,
Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  150 136
136
Massachusetts 1.2%
Massachusetts Bay Transportation
Auth., Build America, 5.869%, 7/1/40  115 129
Massachusetts Water Resources Auth.,
Series C, 2.823%, 8/1/41  200 161
290
Minnesota 0.5%
Western Minnesota Municipal Power
Agency, Series A, 3.156%, 1/1/39  150 128
128

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Tennessee 0.3%
Metropolitan Government Nashville &
Davidson County Health & Ed. Facs,
Vanderbilt Univ. Medical, Series B,
3.235%, 7/1/52  85 61
61
Texas 1.6%
Central Texas Regional Mobility Auth.,
Series E, 3.167%, 1/1/41  150 120
Central Texas Turnpike System,
Series C, 3.029%, 8/15/41  105 79
Dallas/Fort Worth Int'l Airport,
Series A, 2.994%, 11/1/38  80 69
Texas Private Activity Bond Surface
Transportation, North Tarrant Express,
Series B, 3.922%, 12/31/49  125 105
373
Virginia 0.4%
Virginia Commonwealth Univ. Health
System Auth., Series A, 4.956%,
1/1/44  105 106
106
Total Municipal Securities (Cost
$2,100) 1,838
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 11.6%
U.S. Treasury Obligations 11.6%
U.S. Treasury Bonds, 1.75%, 8/15/41  735 546
U.S. Treasury Bonds, 2.00%, 8/15/51  90 68
U.S. Treasury Bonds, 2.25%, 2/15/52  1,070 855
U.S. Treasury Bonds, 2.375%, 2/15/42  575 477
U.S. Treasury Bonds, 2.50%, 2/15/45  85 70
U.S. Treasury Bonds, 3.00%, 8/15/52  505 479
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Treasury Notes, 1.875%, 2/15/32  325 290
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $2,985) 2,785
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
T. Rowe Price Government Reserve
Fund, 2.36% (5)(6) 599 599
Total Short-Term Investments (Cost
$599) 599
SECURITIES LENDING COLLATERAL 7.1%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 7.1%
Money Market Funds 7.1%
T. Rowe Price Government Reserve
Fund, 2.36% (5)(6) 1,696 1,696
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 1,696
Total Securities Lending Collateral
(Cost $1,696) 1,696
Total Investments in
Securities 107.0%
(Cost $30,257) $ 25,640
Other Assets Less Liabilities (7.0)% (1,682)
Net Assets 100.0% $ 23,958
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(2) All or a portion of this security is on loan at August 31, 2022.
(3) Perpetual security with no stated maturity date.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,771 and represents
7.4% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
CDA Community Development Administration/Authority
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Long Duration Credit Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S37, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/26 * 1,980 22 186 (164)
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S38, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/27 * 1,200 6 17 (11)
Total Centrally Cleared Credit Default Swaps, Protection Sold (175)
Total Centrally Cleared Swaps (175)
Net payments (receipts) of variation margin to date 172
Variation margin receivable (payable) on centrally cleared swaps $ (3)

T. ROWE PRICE Institutional Long Duration Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 7 U.S. Treasury Long Bond contracts 12/22 951 $ —
Long, 9 U.S. Treasury Notes five year contracts 12/22 997 (4)
Short, 11 U.S. Treasury Notes ten year contracts 12/22 (1,286) 5
Net payments (receipts) of variation margin to date (7)
Variation margin receivable (payable) on open futures contracts $ (6)

T. ROWE PRICE Institutional Long Duration Credit Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.36% $ — $ — $ 3++
Totals $ —# $ — $ 3+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
08/31/22
T. Rowe Price Government Reserve Fund, 2.36% $ 419  ¤  ¤ $ 2,295
Total $ 2,295^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $3 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $2,295.

T. ROWE PRICE Institutional Long Duration Credit Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Long Duration Credit Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or

T. ROWE PRICE Institutional Long Duration Credit Fund

investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
E151-054Q1 08/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 23,345 $ — $ 23,345
Short-Term Investments 599 — — 599
Securities Lending Collateral 1,696 — — 1,696
Total Securities 2,295 23,345 — 25,640
Futures Contracts* 5 — — 5
Total $ 2,300 $ 23,345 $ — $ 25,645
Liabilities
Swaps* $ — $ 175 $ — $ 175
Futures Contracts* 4 — — 4
Total $ 4 $ 175 $ — $ 179
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.